RELATED PARTY TRANSACTIONS (Details Textual) (USD $)			1 Months Ended	12 Months Ended		102 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		102 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	May 31, 2012 Board of Directors Chairman [Member] Sublease Agreement with Frank Litvack [Member]	Dec. 31, 2013 Board of Directors Chairman [Member] Sublease Agreement with Frank Litvack [Member]	Dec. 31, 2012 Board of Directors Chairman [Member] Sublease Agreement with Frank Litvack [Member]	Dec. 31, 2013 Board of Directors Chairman [Member] Sublease Agreement with Frank Litvack [Member]	May 31, 2012 Board of Directors Chairman [Member] Consulting Agreement with Frank Litvack [Member]	Dec. 31, 2013 Board of Directors Chairman [Member] Consulting Agreement with Frank Litvack [Member]	Mar. 24, 2014 Board of Directors Chairman [Member] Subsequent Event Consulting Agreement with Frank Litvack [Member]	Dec. 31, 2013 Affiliated Entity [Member] Sub-Award Agreement with CSMC [Member]	Dec. 31, 2012 Affiliated Entity [Member] Sub-Award Agreement with CSMC [Member]	Dec. 31, 2013 Affiliated Entity [Member] Sub-Award Agreement with CSMC [Member]	Dec. 31, 2013 Affiliated Entity [Member] Transaction other than Sub-Award Agreement [Member]	Dec. 31, 2012 Affiliated Entity [Member] Transaction other than Sub-Award Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction			Beginning May 1, 2012, pursuant to a sublease agreement, Capricor subleased part of its office space to Frank Litvack, the Companys Executive Chairman, for $2,500 per month.				Effective May 1, 2012 Frank Litvack, the Companys Executive Chairman entered into a consulting agreement for $4,000 per month for consulting services.				Effective January 30, 2012, Capricor, Inc. entered into a sub-award agreement with CSMC.
Monthly Rent from Related Party			$ 2,500
Rental Income, Nonoperating				30,000	20,000	50,000
Monthly Consulting Fees to Related Party							4,000		10,000
Increased Monthly Consulting Fees to Related Party								10,000
Sub-Award Payments										249,019	244,069	503,899
Accounts Payable and Accrued Expenses Related Party Current	382,142	164,484											382,142	164,484
Sub Awards Payable										$ 41,855		$ 41,855